General and administrative expenses by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General and administrative expenses by nature [Abstract]
Payroll, charges and benefits	R$ (105,431)	R$ (116,889)	R$ (102,337)
Transportation	(275)	(573)	(962)
Advisory services	(12,545)	(17,449)	(18,129)
Depreciation/amortization/depletion	(25,984)	(31,326)	(22,171)
Lease of real estate, equipment and vehicles	(4,034)	(4,973)	(9,095)
Legal advisory services	(17,168)	(22,169)	(16,403)
Travel and lodging	(4,213)	(4,865)	(5,780)
Equipment maintenance	(806)	(1,720)	(2,572)
System maintenance	(1,838)	(986)	(671)
Provision for legal proceedings	(57,776)	583	(11,426)
Consumer materials	(4,001)	(4,690)	(3,666)
Third-party services	(5,104)	(3,907)	(8,600)
Other	(18,939)	(22,968)	(21,480)
Total general and administrative expenses	R$ (258,114)	R$ (231,932)	R$ (223,292)